PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
4.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Electronic Equipment	6,897,897	7,809,971
Office Equipment	798,279	873,192
Leasehold improvement	1,748,345	1,657,837
Software	1,346,872	1,379,299
Less: accumulated depreciation	(4,481,910)	(6,525,834)
Property and equipment, net	6,309,483	5,194,465
Licenses	10,004,563	10,004,563
Trademark	118,524	115,140
Trading right	128,180	128,026
Others	—	1,057,434
Less: accumulated amortization	(56,685)	(70,085)
Intangible assets, net	10,194,582	11,235,078
Total	16,504,065	16,429,543

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were US$1,322,236, US$2,733,684 and US$2,823,534, respectively.

Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were US$16,732, US$15,460 and US$15,018, respectively.

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2024	15,018
2025	15,018
2026	15,018
2027	—
2028	—
Total	45,054